Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES:
Net sales	$ 527,563	$ 394,121	$ 1,033,347	$ 754,470	$ 1,601,192	$ 1,451,577	$ 1,260,536
Device, service and other revenues	80,048	2,403	134,290	6,466	115,037	9,264
TOTAL REVENUES	607,611	396,524	1,167,637	760,936	1,716,229	1,460,841	1,260,536
COSTS AND EXPENSES:
Cost of revenues	236,697	107,216	468,255	201,289	504,757	375,058	267,235
Selling, general and administrative	178,133	133,251	337,519	266,586	547,605	534,523	488,063
Research and development	40,840	44,656	82,970	73,824	144,525	185,317	110,211
Impairment of other intangible assets		13,000		13,000	35,000	69,000	8,083
Acquisition-related items	17,626	4,796	23,699	6,325	18,976	(93,081)
Purchased in-process research and development							(530)
OPERATING INCOME	134,315	93,605	255,194	199,912	465,366	390,024	387,474
INTEREST EXPENSE (INCOME), NET	25,560	9,984	44,350	19,788	46,601	37,718	(6,107)
OTHER (INCOME) EXPENSE, NET	(125)	(201)	223	(420)	(1,933)	(3,329)	1,753
LOSS ON EXTINGUISHMENT OF DEBT, NET	8,548		8,548
GAIN ON EXTINGUISHMENT OF DEBT, NET						(4,025)
INCOME BEFORE INCOME TAX	100,332	83,822	202,073	180,544	420,698	359,660	391,828
INCOME TAX	32,780	32,362	66,226	68,729	133,678	93,324	136,492
CONSOLIDATED NET INCOME	67,552	51,460	135,847	111,815	287,020	266,336	255,336
Less: Net income attributable to noncontrolling interests	12,969		25,477		28,014
NET INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$ 54,583	$ 51,460	$ 110,370	$ 111,815	$ 259,006	$ 266,336	$ 255,336
NET INCOME PER SHARE ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.:
Basic	$ 0.47	$ 0.44	$ 0.95	$ 0.96	$ 2.23	$ 2.27	$ 2.07
Diluted	$ 0.44	$ 0.44	$ 0.91	$ 0.95	$ 2.20	$ 2.27	$ 2.06
WEIGHTED AVERAGE SHARES:
Basic	116,663	116,060	116,509	116,704	116,164	117,112	123,248
Diluted	122,686	116,660	121,724	117,346	117,951	117,515	123,720